13. Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Subsequent Events [Abstract]
13. Subsequent Events

On July 31, 2017, the Company entered into a Promissory Note Payable to Fourly Enterprises, LLC (“Fourly”) in the amount of $50,000. The interest rate on the note is 20%. The note matures on August 16, 2018. Fourly is owned by the majority stockholder of the Company.

On August 9, 2017 the Company entered into a Promissory Note Payable Elmer Fink (“Fink”) in the amount of $100,000. The interest rate on the note is 10%. The note matures July 31, 2020.

Subsequent to June 30, 2017, the Company has issued 100,000 common shares for $100,000. As part of the common stock issuance, the Company has issued 25,000 warrants excisable at an exercise price of $1.25 per share and having a 1-year term, plus an additional 25,000 warrants at an exercise price of $1.50 and having a 2-year term.

Mr. Rick Johnson, Chief Operating Officer of Financial Gravity Companies, Inc., has tendered his resignation effective August 4, 2017.

In addition to the 350,000 common shares issued subsequent to September 30, 2016 for $350,000 and the Company has issued 150,000 warrants exercisable for $206,250.

In December 2016, the Company’s board authorized 20 million shares to be made available under a new Stock Option Plan.